Changes in liabilities arising from financing activities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Changes arising upon the merger of UBS AG and Credit Suisse AG		$ 135,654
Cash flows	$ (19,825)	(28,172)
Non-cash changes	26,408	(4,166)
of which: foreign currency translation	18,346	(7,117)
of which: fair value changes	5,320	2,613
of which: hedge accounting and other effects	2,742	338
Balance	337,822	331,239	$ 227,923
Debt issued measured at amortized cost
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Changes arising upon the merger of UBS AG and Credit Suisse AG		44,521
Cash flows	(8,836)	(10,590)
Non-cash changes	7,940	(2,610)
of which: foreign currency translation	8,246	(2,045)
of which: hedge accounting and other effects	(306)	(565)
Balance	100,207	101,104	69,784
of which: short-term
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	1,692	(6,163)
Non-cash changes	1,669	(613)
of which: foreign currency translation	1,669	(613)
Balance	33,870	30,509	37,285
of which: long-term
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Changes arising upon the merger of UBS AG and Credit Suisse AG		44,521
Cash flows	(10,529)	(4,427)
Non-cash changes	6,271	(1,997)
of which: foreign currency translation	6,577	(1,432)
of which: hedge accounting and other effects	(306)	(565)
Balance	66,337	70,595	32,499
Securities financing transactions measured at amortized cost
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Changes arising upon the merger of UBS AG and Credit Suisse AG		5,333
Cash flows	(416)	3,585
Non-cash changes	719	(146)
of which: foreign currency translation	719	(146)
Balance	9,076	8,772
Debt issued designated at fair value
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Changes arising upon the merger of UBS AG and Credit Suisse AG		25,947
Cash flows	(5,688)	(10,059)
Non-cash changes	10,665	338
of which: foreign currency translation	4,531	(2,328)
of which: fair value changes	5,024	2,887
of which: hedge accounting and other effects	1,110	(221)
Balance	107,544	102,567	86,341
Swiss National Bank funding
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Changes arising upon the merger of UBS AG and Credit Suisse AG		10,240
Cash flows		(10,304)
Non-cash changes		64
of which: foreign currency translation		64
Over-the-counter debt instruments
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Changes arising upon the merger of UBS AG and Credit Suisse AG		2,499
Cash flows	(1,277)	1,797
Non-cash changes	(981)	(326)
of which: foreign currency translation	121	(104)
of which: fair value changes	(23)	(207)
of which: hedge accounting and other effects	(1,080)	(14)
Balance	3,277	5,536	1,566
Funding from UBS Group AG
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Changes arising upon the merger of UBS AG and Credit Suisse AG		47,116
Cash flows	(3,608)	(2,601)
Non-cash changes	8,065	(1,487)
of which: foreign currency translation	4,728	(2,558)
of which: fair value changes	319	(66)
of which: hedge accounting and other effects	3,018	1,138
Balance	$ 117,717	$ 113,260	$ 70,232